UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited)		6 Months Ended
		Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ¥ / shares shares	Jun. 30, 2023 ¥ / shares shares
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding - basic	[1]	29,136,261	29,136,261	2,007,160
Weighted average number of ordinary shares outstanding - diluted	[1]	29,136,261	29,136,261	2,007,160
Earnings (loss) per share - basic | (per share)	[1]	$ (0.58)	¥ (4.14)	¥ (14.28)
Earnings (loss) per share - diluted | (per share)	[1]	$ (0.58)	¥ (4.14)	¥ (14.28)

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (Note 15).